Victory Pioneer Balanced Fund
Schedule of Investments | October 31, 2025

Schedule of Investments  |  10/31/25
(unaudited)
Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS — 102.3%
	Senior Secured Floating Rate Loan Interests — 0.0% of Net Assets*(a)
	Cruise Lines — 0.0%†
34,650	LC Ahab US Bidco LLC, Second Amendment Incremental Term Loan, 6.965% (Term SOFR + 300 bps), 5/1/31	$ 34,737
	Total Cruise Lines	$34,737

	REITS-Storage — 0.0%†
162,001	Iron Mountain Information Management LLC, Amendment No.1 Incremental Term B Loan, 5.965% (Term SOFR + 200 bps), 1/31/31	$ 162,305
	Total REITS-Storage	$162,305

	Total Senior Secured Floating Rate Loan Interests (Cost $195,834)	$197,042

Shares
	Common Stocks — 68.9% of Net Assets
	Automobiles — 0.4%
59,481	Honda Motor Co., Ltd. (A.D.R.)	$ 1,814,171
	Total Automobiles	$1,814,171

	Banks — 3.3%
75,546	Bank of America Corp.	$ 4,037,934
104,036	Citizens Financial Group, Inc.	5,292,311
324,866	Huntington Bancshares, Inc.	5,015,931
	Total Banks	$14,346,176

	Biotechnology — 2.7%
30,337	AbbVie, Inc.	$ 6,614,680
11,700(b)	Vertex Pharmaceuticals, Inc.	4,979,169
	Total Biotechnology	$11,593,849

	Broadline Retail — 4.8%
66,590(b)	Amazon.com, Inc.	$ 16,262,610
55,577	eBay, Inc.	4,518,966
	Total Broadline Retail	$20,781,576

	Building Products — 1.1%
40,393	Johnson Controls International Plc	$ 4,620,555
	Total Building Products	$4,620,555

1Victory Pioneer Balanced Fund | 10/31/25

Shares		Value
	Capital Markets — 2.2%
27,529	Morgan Stanley	$ 4,514,756
45,592	State Street Corp.	5,273,171
	Total Capital Markets	$9,787,927

	Chemicals — 0.7%
12,049	Air Products and Chemicals, Inc.	$ 2,922,967
	Total Chemicals	$2,922,967

	Communications Equipment — 2.9%
122,271	Cisco Systems, Inc.	$ 8,939,233
9,219	Motorola Solutions, Inc.	3,749,459
	Total Communications Equipment	$12,688,692

	Construction Materials — 0.7%
27,414	CRH Plc	$ 3,265,007
	Total Construction Materials	$3,265,007

	Consumer Finance — 0.4%
7,599	Capital One Financial Corp.	$ 1,671,704
	Total Consumer Finance	$1,671,704

	Consumer Staples Distribution & Retail — 0.8%
39,130(b)	BJ’s Wholesale Club Holdings, Inc.	$ 3,453,614
	Total Consumer Staples Distribution & Retail	$3,453,614

	Electric Utilities — 0.8%
49,840	Eversource Energy	$ 3,678,690
	Total Electric Utilities	$3,678,690

	Electrical Equipment — 4.1%
14,911	Eaton Corp. Plc	$ 5,689,441
62,420	Prysmian S.p.A.	6,462,407
29,758	Vertiv Holdings Co., Class A	5,739,128
	Total Electrical Equipment	$17,890,976

	Electronic Equipment, Instruments & Components — 2.0%
23,959(b)	Keysight Technologies, Inc.	$ 4,383,538
16,873	TE Connectivity Plc	4,167,800
	Total Electronic Equipment, Instruments & Components	$8,551,338

	Financial Services — 2.2%
41,926(b)	PayPal Holdings, Inc.	$ 2,904,214
19,156	Visa, Inc., Class A	6,527,215
	Total Financial Services	$9,431,429

Victory Pioneer Balanced Fund | 10/31/252

Schedule of Investments  |  10/31/25
(unaudited) (continued)
Shares		Value
	Food Products — 0.5%
118,659	Glanbia Plc	$ 2,007,817
	Total Food Products	$2,007,817

	Health Care Equipment & Supplies — 1.0%
7,911(b)	Intuitive Surgical, Inc.	$ 4,226,689
	Total Health Care Equipment & Supplies	$4,226,689

	Health Care Providers & Services — 2.0%
46,930	Cardinal Health, Inc.	$ 8,952,836
	Total Health Care Providers & Services	$8,952,836

	Insurance — 0.9%
13,947	Chubb, Ltd.	$ 3,862,482
	Total Insurance	$3,862,482

	Interactive Media & Services — 7.8%
121,753(b)	Alphabet, Inc., Class A	$ 34,235,726
	Total Interactive Media & Services	$34,235,726

	IT Services — 1.6%
23,093	International Business Machines Corp.	$ 7,099,019
	Total IT Services	$7,099,019

	Machinery — 0.6%
5,322	Deere & Co.	$ 2,456,795
	Total Machinery	$2,456,795

	Metals & Mining — 1.2%
9,273	Reliance, Inc.	$ 2,618,973
64,241	Teck Resources, Ltd., Class B	2,757,224
	Total Metals & Mining	$5,376,197

	Office REITs — 0.7%
62,143	SL Green Realty Corp.	$ 3,191,043
	Total Office REITs	$3,191,043

	Oil, Gas & Consumable Fuels — 2.5%
27,454	Phillips 66	$ 3,737,588
56,108	Shell Plc (A.D.R.)	4,203,611
20,743	Targa Resources Corp.	3,195,252
	Total Oil, Gas & Consumable Fuels	$11,136,451

	Pharmaceuticals — 2.4%
9,037	Eli Lilly & Co.	$ 7,797,666
19,479	Merck KGaA	2,547,232
	Total Pharmaceuticals	$10,344,898

3Victory Pioneer Balanced Fund | 10/31/25

Shares		Value
	Semiconductors & Semiconductor Equipment — 5.3%
23,902(b)	Advanced Micro Devices, Inc.	$ 6,121,780
107,242(b)	Intel Corp.	4,288,608
40,446	Lam Research Corp.	6,368,627
21,097	QUALCOMM, Inc.	3,816,447
16,856	Texas Instruments, Inc.	2,721,570
	Total Semiconductors & Semiconductor Equipment	$23,317,032

	Software — 5.6%
37,509	Microsoft Corp.	$ 19,422,536
18,407	Oracle Corp.	4,833,862
	Total Software	$24,256,398

	Specialized REITs — 0.7%
18,685	Digital Realty Trust, Inc.	$ 3,184,111
	Total Specialized REITs	$3,184,111

	Specialty Retail — 2.5%
47,736	TJX Cos., Inc.	$ 6,689,723
7,858(b)	Ulta Beauty, Inc.	4,085,217
	Total Specialty Retail	$10,774,940

	Technology Hardware, Storage & Peripherals — 3.2%
98,291(b)	Pure Storage, Inc., Class A	$ 9,701,322
2,295	Samsung Electronics Co., Ltd. (G.D.R.)	4,280,175
	Total Technology Hardware, Storage & Peripherals	$13,981,497

	Trading Companies & Distributors — 1.3%
23,466	Ferguson Enterprises, Inc.	$ 5,831,301
	Total Trading Companies & Distributors	$5,831,301

	Total Common Stocks (Cost $170,541,204)	$300,733,903

Principal Amount USD ($)
	Asset Backed Securities — 3.4% of Net Assets
34,960	Accelerated LLC, Series 2021-1H, Class C, 2.35%, 10/20/40 (144A)	$ 32,792
140,170	ACHM Trust, Series 2024-HE2, Class A, 5.35%, 10/25/39 (144A)	140,509
26,125	ACM Auto Trust, Series 2024-2A, Class A, 6.06%, 2/20/29 (144A)	26,109
17,538	Affirm Asset Securitization Trust, Series 2024-X2, Class A, 5.22%, 12/17/29 (144A)	17,550
Victory Pioneer Balanced Fund | 10/31/254

Schedule of Investments  |  10/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
100,000	American Credit Acceptance Receivables Trust, Series 2024-3, Class D, 6.04%, 7/12/30 (144A)	$ 101,941
170,000	American Credit Acceptance Receivables Trust, Series 2025-2, Class D, 5.50%, 7/14/31 (144A)	172,029
100,000	American Credit Acceptance Receivables Trust, Series 2025-4, Class D, 5.25%, 9/12/31 (144A)	99,957
300,000	Amur Equipment Finance Receivables XI LLC, Series 2022-2A, Class D, 7.25%, 5/21/29 (144A)	304,465
100,000	Amur Equipment Finance Receivables XII LLC, Series 2023-1A, Class C, 6.36%, 12/20/29 (144A)	102,722
230,000	Amur Equipment Finance Receivables XIV LLC, Series 2024-2A, Class D, 5.97%, 10/20/31 (144A)	235,041
100,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-6A, Class D, 7.37%, 12/20/29 (144A)	102,376
120,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-8A, Class D, 7.52%, 2/20/30 (144A)	123,111
100,000	Avis Budget Rental Car Funding AESOP LLC, Series 2024-1A, Class B, 5.85%, 6/20/30 (144A)	103,725
120,000	Avis Budget Rental Car Funding AESOP LLC, Series 2024-1A, Class C, 6.48%, 6/20/30 (144A)	124,526
160,465	Blackbird Capital II Aircraft Lease, Ltd., Series 2021-1A, Class A, 2.443%, 7/15/46 (144A)	151,915
250,000(a)	Carlyle US CLO, Ltd., Series 2019-4A, Class CR, 7.105% (3 Month Term SOFR + 320 bps), 4/15/35 (144A)	248,283
100,956(c)	Cascade MH Asset Trust, Series 2019-MH1, Class A, 4.00%, 11/25/44 (144A)	97,040
150,000	Cascade MH Asset Trust, Series 2021-MH1, Class M1, 2.992%, 2/25/46 (144A)	118,759
130,000(c)	CFMT LLC, Series 2022-HB9, Class M3, 3.25%, 9/25/37 (144A)	123,476
99,899(c)	CFMT LLC, Series 2024-HB13, Class A, 3.00%, 5/25/34 (144A)	98,577
100,000(c)	CFMT LLC, Series 2024-HB13, Class M2, 3.00%, 5/25/34 (144A)	96,100
400,000	Continental Finance Credit Card ABS Master Trust, Series 2022-A, Class A, 6.19%, 10/15/30 (144A)	400,848
100,000	Continental Finance Credit Card ABS Master Trust, Series 2024-A, Class A, 5.78%, 12/15/32 (144A)	101,341
93,806(d)	COOPR Residential Mortgage Trust, Series 2025-CES1, Class A1A, 5.654%, 5/25/60 (144A)	94,781
9,477	CoreVest American Finance Trust, Series 2020-3, Class A, 1.358%, 8/15/53 (144A)	9,350
146,818	Crockett Partners Equipment Co. IIA LLC, Series 2024-1C, Class A, 6.05%, 1/20/31 (144A)	147,579
5Victory Pioneer Balanced Fund | 10/31/25

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
100,000	DataBank Issuer, Series 2021-1A, Class B, 2.65%, 2/27/51 (144A)	$ 99,006
170,000	DataBank Issuer, Series 2024-1A, Class A2, 5.30%, 1/26/54 (144A)	169,945
100,000	Dell Equipment Finance Trust, Series 2024-1, Class D, 6.12%, 9/23/30 (144A)	101,630
400,000	Drive Auto Receivables Trust, Series 2025-1, Class D, 5.41%, 9/15/32	404,329
400,000	Exeter Automobile Receivables Trust, Series 2023-5A, Class D, 7.13%, 2/15/30	413,082
230,000	Exeter Automobile Receivables Trust, Series 2024-3A, Class D, 5.98%, 9/16/30	233,179
780,000	Exeter Automobile Receivables Trust, Series 2024-4A, Class D, 5.81%, 12/16/30	790,187
190,000	Exeter Automobile Receivables Trust, Series 2024-5A, Class D, 5.06%, 2/18/31	190,168
390,000	Exeter Automobile Receivables Trust, Series 2025-3A, Class D, 5.57%, 10/15/31	392,989
348,443(c)	FIGRE Trust, Series 2024-HE3, Class A, 5.937%, 7/25/54 (144A)	353,660
555,504(c)	FIGRE Trust, Series 2024-HE6, Class A, 5.724%, 12/25/54 (144A)	562,485
278,247(c)	FIGRE Trust, Series 2025-HE1, Class A, 5.829%, 1/25/55 (144A)	282,234
128,568(c)	FIGRE Trust, Series 2025-HE2, Class A, 5.775%, 3/25/55 (144A)	130,320
429,119(c)	FIGRE Trust, Series 2025-HE5, Class A, 5.285%, 8/25/55 (144A)	430,890
20,733	Foundation Finance Trust, Series 2021-1A, Class A, 1.27%, 5/15/41 (144A)	19,689
160,000	GLS Auto Receivables Issuer Trust, Series 2023-4A, Class D, 7.18%, 8/15/29 (144A)	165,574
160,000	GLS Auto Receivables Issuer Trust, Series 2024-2A, Class D, 6.19%, 2/15/30 (144A)	163,923
530,000	GLS Auto Receivables Issuer Trust, Series 2024-3A, Class D, 5.53%, 2/18/31 (144A)	534,798
100,000	GLS Auto Receivables Issuer Trust, Series 2025-2A, Class D, 5.59%, 1/15/31 (144A)	100,982
100,000	GLS Auto Select Receivables Trust, Series 2024-4A, Class D, 5.28%, 10/15/31 (144A)	101,270
264,863(d)	GS Mortgage Backed Securities Trust, Series 2025-CES1, Class A1A, 5.568%, 5/25/55 (144A)	266,668
Victory Pioneer Balanced Fund | 10/31/256

Schedule of Investments  |  10/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
105,463(a)	GS Mortgage-Backed Securities Trust, Series 2025-HE1, Class A1, 5.733% (SOFR30A + 155 bps), 10/25/55 (144A)	$ 105,754
208,321(c)	GS Mortgage-Backed Securities Trust, Series 2025-SL1, Class A1, 5.847%, 11/25/67 (144A)	209,766
100,000	Hertz Vehicle Financing III LLC, Series 2024-1A, Class C, 6.70%, 1/25/29 (144A)	102,505
110,000	Hertz Vehicle Financing III LLC, Series 2024-2A, Class C, 6.70%, 1/27/31 (144A)	113,063
193,876(e)	HOA Funding LLC - HOA, Series 2021-1A, Class A2, 4.723%, 8/20/51 (144A)	39,744
114,327	Home Partners of America Trust, Series 2019-1, Class D, 3.406%, 9/17/39 (144A)	111,712
164,853	Home Partners of America Trust, Series 2019-2, Class E, 3.32%, 10/19/39 (144A)	159,305
100,000	HPEFS Equipment Trust, Series 2024-2A, Class D, 5.82%, 4/20/32 (144A)	102,085
250,000	Libra Solutions LLC, Series 2024-1A, Class A, 5.88%, 9/30/38 (144A)	249,520
240,000	Merchants Fleet Funding LLC, Series 2024-1A, Class C, 6.18%, 4/20/37 (144A)	242,899
220,000	Merchants Fleet Funding LLC, Series 2024-1A, Class D, 6.85%, 4/20/37 (144A)	222,887
230,000	Mission Lane Credit Card Master Trust, Series 2024-B, Class A, 5.88%, 1/15/30 (144A)	231,555
150,000	Mission Lane Credit Card Master Trust, Series 2024-B, Class B, 6.32%, 1/15/30 (144A)	151,008
28,784	Mosaic Solar Loan Trust, Series 2019-2A, Class A, 2.88%, 9/20/40 (144A)	25,540
65,829	Mosaic Solar Loan Trust, Series 2020-1A, Class A, 2.10%, 4/20/46 (144A)	58,016
150,000	Nelnet Student Loan Trust, Series 2021-A, Class B1, 2.85%, 4/20/62 (144A)	134,310
100,000	NMEF Funding LLC, Series 2022-B, Class C, 8.54%, 6/15/29 (144A)	102,244
230,000	NMEF Funding LLC, Series 2024-A, Class C, 6.33%, 12/15/31 (144A)	234,959
55,200	Pagaya AI Debt Grantor Trust, Series 2024-10, Class A, 5.183%, 6/15/32 (144A)	55,437
300,000	Prestige Auto Receivables Trust, Series 2024-2A, Class D, 5.15%, 7/15/30 (144A)	299,649
120,000	Prestige Auto Receivables Trust, Series 2025-1A, Class D, 6.02%, 7/15/31 (144A)	121,275
7Victory Pioneer Balanced Fund | 10/31/25

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
139,656(d)	RCKT Mortgage Trust, Series 2025-CES5, Class A1A, 5.687%, 5/25/55 (144A)	$ 141,264
132,617(a)	ReadyCap Lending Small Business Loan Trust, Series 2023-3, Class A, 7.32% (PRIME + 7 bps), 4/25/48 (144A)	134,303
130,000	Regional Management Issuance Trust, Series 2024-2, Class A, 5.11%, 12/15/33 (144A)	130,897
7,356	Republic Finance Issuance Trust, Series 2021-A, Class A, 2.30%, 12/22/31 (144A)	7,347
100,000	Republic Finance Issuance Trust, Series 2021-A, Class C, 3.53%, 12/22/31 (144A)	98,457
177,931	Santander Bank Auto Credit-Linked Notes, Series 2024-A, Class E, 7.762%, 6/15/32 (144A)	179,557
160,000	Santander Drive Auto Receivables Trust, Series 2024-2, Class D, 6.28%, 8/15/31	164,281
390,000	Santander Drive Auto Receivables Trust, Series 2024-4, Class D, 5.32%, 12/15/31	392,642
100,000	SCF Equipment Leasing LLC, Series 2024-1A, Class D, 6.58%, 6/21/33 (144A)	104,722
36,875	SpringCastle America Funding LLC, Series 2020-AA, Class A, 1.97%, 9/25/37 (144A)	34,929
100,000(e)	Tricolor Auto Securitization Trust, Series 2024-2A, Class C, 6.93%, 4/17/28 (144A)	61,178
100,000(e)	Tricolor Auto Securitization Trust, Series 2024-3A, Class C, 5.73%, 12/15/28 (144A)	41,500
120,000	Tricon American Homes Trust, Series 2020-SFR2, Class E1, 2.73%, 11/17/39 (144A)	113,346
105,000	VFI ABS LLC, Series 2023-1A, Class C, 9.26%, 12/24/29 (144A)	107,507
225,816(d)	Vista Point Securitization Trust, Series 2024-CES1, Class A1, 6.676%, 5/25/54 (144A)	228,218
100,000	VStrong Auto Receivables Trust, Series 2023-A, Class D, 9.31%, 2/15/30 (144A)	107,998
47,783	Westgate Resorts LLC, Series 2022-1A, Class C, 2.488%, 8/20/36 (144A)	47,264
280,000	Westlake Automobile Receivables Trust, Series 2024-2A, Class D, 5.91%, 4/15/30 (144A)	285,698
	Total Asset Backed Securities (Cost $14,889,026)	$14,736,251

	Collateralized Mortgage Obligations—2.3% of Net Assets
425,000(c)	BINOM Securitization Trust, Series 2022-RPL1, Class M2, 3.00%, 2/25/61 (144A)	$ 334,330
Victory Pioneer Balanced Fund | 10/31/258

Schedule of Investments  |  10/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
100,000(c)	Bunker Hill Loan Depositary Trust, Series 2020-1, Class A3, 3.253%, 2/25/55 (144A)	$ 97,029
100,000(c)	CFMT LLC, Series 2024-HB14, Class M1, 3.00%, 6/25/34 (144A)	96,519
100,000(c)	CFMT LLC, Series 2024-HB14, Class M2, 3.00%, 6/25/34 (144A)	95,989
100,000(c)	CFMT LLC, Series 2024-HB15, Class M2, 4.00%, 8/25/34 (144A)	97,781
500,000(c)	Citigroup Mortgage Loan Trust, Series 2018-RP3, Class M3, 3.25%, 3/25/61 (144A)	438,117
150,000(a)	Connecticut Avenue Securities Trust, Series 2022-R02, Class 2M2, 7.183% (SOFR30A + 300 bps), 1/25/42 (144A)	153,335
100,000(a)	Connecticut Avenue Securities Trust, Series 2024-R03, Class 2M2, 6.133% (SOFR30A + 195 bps), 3/25/44 (144A)	100,625
100,000(a)	Connecticut Avenue Securities Trust, Series 2024-R05, Class 2M2, 5.883% (SOFR30A + 170 bps), 7/25/44 (144A)	100,375
210,000(a)	Eagle Re, Ltd., Series 2023-1, Class M1B, 8.133% (SOFR30A + 395 bps), 9/26/33 (144A)	216,074
6,041(a)	Federal Home Loan Mortgage Corp. Multifamily Structured Credit Risk, Series 2021-MN1, Class M1, 6.183% (SOFR30A + 200 bps), 1/25/51 (144A)	6,026
550,000(a)	Federal Home Loan Mortgage Corp. Multifamily Structured Credit Risk, Series 2021-MN3, Class M2, 8.183% (SOFR30A + 400 bps), 11/25/51 (144A)	570,028
10,005(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3868, Class FA, 4.748% (SOFR30A + 51 bps), 5/15/41	9,922
80,800(a)(f)	Federal Home Loan Mortgage Corp. REMICs, Series 4091, Class SH, 2.202% (SOFR30A + 644 bps), 8/15/42	12,812
66,617(f)	Federal Home Loan Mortgage Corp. REMICs, Series 4999, Class QI, 4.00%, 5/25/50	13,022
86,568(f)	Federal Home Loan Mortgage Corp. REMICs, Series 5067, Class GI, 4.00%, 12/25/50	18,172
400,000	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Series 2018-4, Class M, 4.75%, 3/25/58 (144A)	390,028
485,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2021-HQA3, Class B1, 7.533% (SOFR30A + 335 bps), 9/25/41 (144A)	493,032
9Victory Pioneer Balanced Fund | 10/31/25

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
400,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2021-HQA3, Class M2, 6.283% (SOFR30A + 210 bps), 9/25/41 (144A)	$ 402,876
139,100(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2024-DNA3, Class A1, 5.233% (SOFR30A + 105 bps), 10/25/44 (144A)	139,361
28,033(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2024-DNA3, Class M1, 5.183% (SOFR30A + 100 bps), 10/25/44 (144A)	28,033
9,926(a)	Federal National Mortgage Association REMICs, Series 2006-104, Class GF, 4.617% (SOFR30A + 43 bps), 11/25/36	9,838
12,991(a)	Federal National Mortgage Association REMICs, Series 2006-23, Class FP, 4.597% (SOFR30A + 41 bps), 4/25/36	12,854
5,393(a)	Federal National Mortgage Association REMICs, Series 2007-93, Class FD, 4.847% (SOFR30A + 66 bps), 9/25/37	5,377
34,427(a)	Federal National Mortgage Association REMICs, Series 2011-63, Class FG, 4.747% (SOFR30A + 56 bps), 7/25/41	34,193
55,088(f)	Federal National Mortgage Association REMICs, Series 2020-83, Class EI, 4.00%, 11/25/50	11,590
243,847(f)	Government National Mortgage Association, Series 2019-159, Class CI, 3.50%, 12/20/49	39,857
202,141(a)(f)	Government National Mortgage Association, Series 2020-9, Class SA, 7.442% (1 Month Term SOFR + 324 bps), 1/20/50	2,621
160,000(c)	GS Mortgage-Backed Securities Corp. Trust, Series 2022-PJ4, Class A33, 3.00%, 9/25/52 (144A)	116,550
261,853(c)	GS Mortgage-Backed Securities Trust, Series 2022-PJ1, Class A4, 2.50%, 5/28/52 (144A)	217,570
52,971(c)	Homeward Opportunities Fund I Trust, Series 2020-2, Class A3, 3.196%, 5/25/65 (144A)	52,571
100,000(c)	Imperial Fund Mortgage Trust, Series 2021-NQM2, Class B1, 3.295%, 9/25/56 (144A)	75,410
100,000(c)	Imperial Fund Mortgage Trust, Series 2021-NQM2, Class M1, 2.489%, 9/25/56 (144A)	74,312
213,188	IMS Ecuadorian Mortgage Trust, Series 2021-1, Class GA, 3.40%, 8/18/43 (144A)	205,993
267,766(c)	JP Morgan Mortgage Trust, Series 2021-7, Class B2, 2.793%, 11/25/51 (144A)	219,200
Victory Pioneer Balanced Fund | 10/31/2510

Schedule of Investments  |  10/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
115,551(c)	JP Morgan Mortgage Trust, Series 2021-INV1, Class B1, 2.969%, 10/25/51 (144A)	$ 97,457
800,000(c)	JP Morgan Mortgage Trust, Series 2022-2, Class A5A, 2.50%, 8/25/52 (144A)	551,423
210,000(c)	JP Morgan Mortgage Trust, Series 2022-4, Class A5, 3.00%, 10/25/52 (144A)	153,176
637,742(c)	JP Morgan Mortgage Trust, Series 2022-8, Class B2, 4.686%, 1/25/53 (144A)	587,457
250,000(c)	JP Morgan Mortgage Trust, Series 2022-LTV1, Class M1, 3.515%, 7/25/52 (144A)	168,128
295,484(c)	Mello Mortgage Capital Acceptance, Series 2021-INV2, Class A15, 2.50%, 8/25/51 (144A)	245,124
300,000(c)	Mello Mortgage Capital Acceptance, Series 2021-INV2, Class A5, 2.50%, 8/25/51 (144A)	203,517
21,468(c)	MFA Trust, Series 2020-NQM1, Class A3, 3.30%, 8/25/49 (144A)	20,724
140,000(c)	Onity Loan Investment Trust, Series 2024-HB2, Class M2, 5.00%, 8/25/37 (144A)	138,317
527,890(c)	PRMI Securitization Trust, Series 2021-1, Class B1, 2.477%, 4/25/51 (144A)	431,996
239,489(c)	Provident Funding Mortgage Trust, Series 2021-2, Class A9, 2.25%, 4/25/51 (144A)	195,006
57,978(a)	Radnor Re, Ltd., Series 2023-1, Class M1A, 6.883% (SOFR30A + 270 bps), 7/25/33 (144A)	58,206
274,746(c)	RCKT Mortgage Trust, Series 2021-3, Class A25, 2.50%, 7/25/51 (144A)	227,921
385,000(c)	RCKT Mortgage Trust, Series 2022-3, Class A17, 3.00%, 5/25/52 (144A)	279,224
29,597(c)	RMF Proprietary Issuance Trust, Series 2019-1, Class A, 2.75%, 10/25/63 (144A)	28,373
150,000(c)	Sequoia Mortgage Trust, Series 2022-1, Class A7, 2.50%, 2/25/52 (144A)	101,273
140,000(a)	Towd Point Mortgage Trust, Series 2019-HY1, Class B2, 6.256% (1 Month Term SOFR + 226 bps), 10/25/48 (144A)	142,521
133,089(a)	Triangle Re, Ltd., Series 2023-1, Class M1A, 7.583% (SOFR30A + 340 bps), 11/25/33 (144A)	134,295
400,000(c)	UWM Mortgage Trust, Series 2021-INV1, Class A5, 2.50%, 8/25/51 (144A)	272,390
675,000(c)	UWM Mortgage Trust, Series 2021-INV2, Class A5, 2.50%, 9/25/51 (144A)	458,668
7,788(c)	Visio Trust, Series 2019-2, Class A1, 2.722%, 11/25/54 (144A)	7,731
11Victory Pioneer Balanced Fund | 10/31/25

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
343,968(c)	Wells Fargo Mortgage Backed Securities Trust, Series 2020-5, Class B2, 2.908%, 9/25/50 (144A)	$ 301,823
100,000(c)	Wells Fargo Mortgage Backed Securities Trust, Series 2022-2, Class A5, 3.00%, 12/25/51 (144A)	72,499
335,000(c)	Wells Fargo Mortgage Backed Securities Trust, Series 2022-2, Class A6, 2.50%, 12/25/51 (144A)	224,644
	Total Collateralized Mortgage Obligations (Cost $10,814,496)	$9,993,315

	Commercial Mortgage-Backed Securities—1.6% of Net Assets
240,000(a)	Arbor Realty Collateralized Loan Obligation, Ltd., Series 2025-BTR1, Class AS, 6.639% (1 Month Term SOFR + 264 bps), 1/20/41 (144A)	$ 239,434
250,000(a)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2022-FL1, Class C, 6.534% (SOFR30A + 230 bps), 1/15/37 (144A)	250,629
300,000	Benchmark Mortgage Trust, Series 2018-B8, Class A4, 3.963%, 1/15/52	296,793
200,000(c)	Benchmark Mortgage Trust, Series 2022-B34, Class AM, 3.828%, 4/15/55	181,013
160,000(a)	BSPRT Issuer, Ltd., Series 2022-FL8, Class C, 6.534% (SOFR30A + 230 bps), 2/15/37 (144A)	159,999
270,000(a)	BX Trust, Series 2021-ARIA, Class A, 5.046% (1 Month Term SOFR + 101 bps), 10/15/36 (144A)	269,578
245,000(a)	BX Trust, Series 2021-ARIA, Class B, 5.443% (1 Month Term SOFR + 141 bps), 10/15/36 (144A)	244,617
290,000(a)	BX Trust, Series 2021-ARIA, Class E, 6.391% (1 Month Term SOFR + 236 bps), 10/15/36 (144A)	289,910
203,796	Citigroup Commercial Mortgage Trust, Series 2018-C5, Class A3, 3.963%, 6/10/51	202,120
350,000(a)	COMM Mortgage Trust, Series 2024-WCL1, Class A, 5.873% (1 Month Term SOFR + 184 bps), 6/15/41 (144A)	348,687
310,000(a)	Dwight Issuer LLC, Series 2025-FL1, Class A, 5.693% (1 Month Term SOFR + 166 bps), 6/18/42 (144A)	311,325
100,000(c)	FREMF Mortgage Trust, Series 2017-KW03, Class B, 4.075%, 7/25/27 (144A)	96,962
109,745(a)	FREMF Mortgage Trust, Series 2019-KF64, Class B, 6.722% (SOFR30A + 241 bps), 6/25/26 (144A)	108,657
105,511(a)	FREMF Mortgage Trust, Series 2019-KF66, Class B, 6.822% (SOFR30A + 251 bps), 7/25/29 (144A)	99,349
Victory Pioneer Balanced Fund | 10/31/2512

Schedule of Investments  |  10/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
250,000(c)	FREMF Trust, Series 2018-KW04, Class B, 3.934%, 9/25/28 (144A)	$ 231,242
240,000(a)	FS Rialto Issuer LLC, Series 2025-FL10, Class A, 5.416% (1 Month Term SOFR + 139 bps), 8/19/42 (144A)	239,971
718,429(c)(f)	Government National Mortgage Association, Series 2017-21, Class IO, 0.59%, 10/16/58	23,018
125,000(a)	HGI CRE CLO, Ltd., Series 2021-FL2, Class C, 5.946% (1 Month Term SOFR + 191 bps), 9/17/36 (144A)	124,757
220,000(a)	HILT Commercial Mortgage Trust, Series 2024-ORL, Class A, 5.573% (1 Month Term SOFR + 154 bps), 5/15/37 (144A)	220,137
100,000(c)	HTL Commercial Mortgage Trust, Series 2024-T53, Class B, 6.555%, 5/10/39 (144A)	101,560
375,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT, Class AFX, 4.248%, 7/5/33 (144A)	356,250
250,000	JPMDB Commercial Mortgage Securities Trust, Series 2018-C8, Class A4, 4.211%, 6/15/51	248,702
2,450,000(c)(f)	JPMDB Commercial Mortgage Securities Trust, Series 2018-C8, Class XB, 0.119%, 6/15/51	8,282
218,992	Key Commercial Mortgage Securities Trust, Series 2019-S2, Class A3, 3.469%, 6/15/52 (144A)	210,417
250,000(a)	MF1 Multifamily Housing Mortgage Loan Trust, Series 2021-FL5, Class D, 6.651% (1 Month Term SOFR + 261 bps), 7/15/36 (144A)	250,075
300,000(c)	Morgan Stanley Capital I Trust, Series 2018-MP, Class A, 4.276%, 7/11/40 (144A)	284,934
500,000(a)	Ready Capital Mortgage Financing LLC, Series 2021-FL7, Class D, 7.056% (1 Month Term SOFR + 306 bps), 11/25/36 (144A)	499,573
125,000(c)	Soho Trust, Series 2021-SOHO, Class A, 2.697%, 8/10/38 (144A)	101,538
325,000(a)	STWD, Ltd., Series 2022-FL3, Class B, 6.184% (SOFR30A + 195 bps), 11/15/38 (144A)	325,030
185,569(c)	THPT Mortgage Trust, Series 2023-THL, Class A, 6.994%, 12/10/34 (144A)	187,974
154,027(c)	Velocity Commercial Capital Loan Trust, Series 2024-6, Class A, 5.81%, 12/25/54 (144A)	155,188
126,958(c)	Velocity Commercial Capital Loan Trust, Series 2025-1, Class A, 6.03%, 2/25/55 (144A)	128,426
140,000(c)	VRTX Trust, Series 2025-HQ, Class C, 5.922%, 8/5/42 (144A)	142,102
13Victory Pioneer Balanced Fund | 10/31/25

Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
140,000(c)	VRTX Trust, Series 2025-HQ, Class D, 6.596%, 8/5/42 (144A)	$ 141,772
2,740,069(c)(f)	Wells Fargo Commercial Mortgage Trust, Series 2016-LC24, Class XA, 1.599%, 10/15/49	21,813
	Total Commercial Mortgage-Backed Securities (Cost $7,333,270)	$7,101,834

	Corporate Bonds — 12.2% of Net Assets
	Aerospace & Defense — 0.1%
260,000	Czechoslovak Group AS, 6.50%, 1/10/31 (144A)	$ 268,737
	Total Aerospace & Defense	$268,737

	Airlines — 0.1%
102,014	Air Canada Pass-Through Trust, 3.30%, 1/15/30 (144A)	$ 96,976
60,000	Delta Air Lines, Inc./SkyMiles IP, Ltd., 4.75%, 10/20/28 (144A)	60,413
25,000	OneSky Flight LLC, 8.875%, 12/15/29 (144A)	26,529
115,863	United Airlines Pass-Through Trust, 5.45%, 2/15/37	119,568
	Total Airlines	$303,486

	Auto Manufacturers — 1.0%
275,000	American Honda Finance Corp., 4.85%, 10/23/31	$ 279,697
345,000	American Honda Finance Corp., 5.05%, 7/10/31	354,627
395,000	BMW US Capital LLC, 5.40%, 3/21/35 (144A)	409,594
445,000	Cummins, Inc., 5.30%, 5/9/35	460,953
150,000	Daimler Truck Finance North America LLC, 4.65%, 10/12/30 (144A)	150,482
165,000	General Motors Financial Co., Inc., 3.10%, 1/12/32	149,485
90,000	General Motors Financial Co., Inc., 5.75%, 2/8/31	94,332
600,000	General Motors Financial Co., Inc., 5.90%, 1/7/35	625,033
440,000	General Motors Financial Co., Inc., 6.10%, 1/7/34	464,965
200,000	Hyundai Capital America, 5.30%, 1/8/30 (144A)	205,855
285,000	Hyundai Capital America, 5.80%, 4/1/30 (144A)	298,311
125,000	Hyundai Capital America, 6.20%, 9/21/30 (144A)	133,621
325,000	Mercedes-Benz Finance North America LLC, 4.85%, 1/11/29 (144A)	331,458
210,000	Volkswagen Group of America Finance LLC, 5.80%, 3/27/35 (144A)	215,988
	Total Auto Manufacturers	$4,174,401

Victory Pioneer Balanced Fund | 10/31/2514

Schedule of Investments  |  10/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Auto Parts & Equipment — 0.0%†
70,000	Qnity Electronics, Inc., 5.75%, 8/15/32 (144A)	$ 71,234
70,000	Qnity Electronics, Inc., 6.25%, 8/15/33 (144A)	71,887
	Total Auto Parts & Equipment	$143,121

	Banks — 3.6%
400,000(c)	ABN AMRO Bank NV, 3.324% (5 Year CMT Index + 190 bps), 3/13/37 (144A)	$ 362,523
200,000	ABN AMRO Bank NV, 4.80%, 4/18/26 (144A)	200,201
285,000(c)	Australia & New Zealand Banking Group, Ltd., 5.731% (5 Year CMT Index + 162 bps), 9/18/34 (144A)	295,146
600,000(c)	Banco Santander S.A., 3.225% (1 Year CMT Index + 160 bps), 11/22/32	547,360
200,000	Banco Santander S.A., 6.033%, 1/17/35	213,407
335,000(c)	Bank of America Corp., 2.572% (SOFR + 121 bps), 10/20/32	301,274
225,000(c)	BNP Paribas S.A., 2.159% (SOFR + 122 bps), 9/15/29 (144A)	211,173
330,000(c)(g)	BNP Paribas S.A., 7.45% (5 Year CMT Index + 313 bps) (144A)	343,127
255,000(c)	Canadian Imperial Bank of Commerce, 4.631% (SOFR + 134 bps), 9/11/30	257,875
220,000(c)	Citigroup, Inc., 2.52% (SOFR + 118 bps), 11/3/32	195,645
40,000(c)	Citizens Financial Group, Inc., 5.253% (SOFR + 126 bps), 3/5/31	40,924
135,000(c)	Citizens Financial Group, Inc., 5.718% (SOFR + 191 bps), 7/23/32	140,865
135,000(c)	Citizens Financial Group, Inc., 5.841% (SOFR + 201 bps), 1/23/30	140,352
375,000(c)	Comerica Bank, 5.332% (SOFR + 261 bps), 8/25/33	376,607
440,000(c)	DNB Bank ASA, 4.853% (SOFR + 105 bps), 11/5/30 (144A)	448,695
630,000	Federation des Caisses Desjardins du Quebec, 5.25%, 4/26/29 (144A)	651,977
210,000(c)	Goldman Sachs Group, Inc., 2.65% (SOFR + 126 bps), 10/21/32	188,904
140,000(c)	Goldman Sachs Group, Inc., 4.223% (3 Month Term SOFR + 156 bps), 5/1/29	140,059
305,000(c)	HSBC Holdings Plc, 2.206% (SOFR + 129 bps), 8/17/29	288,192
335,000(c)	HSBC Holdings Plc, 2.871% (SOFR + 141 bps), 11/22/32	302,879
215,000(c)	HSBC Holdings Plc, 5.286% (SOFR + 129 bps), 11/19/30	221,734
200,000(c)	HSBC Holdings Plc, 5.741% (SOFR + 196 bps), 9/10/36	204,338
15Victory Pioneer Balanced Fund | 10/31/25

Principal Amount USD ($)		Value
	Banks — (continued)
200,000(c)	HSBC Holdings Plc, 6.161% (SOFR + 197 bps), 3/9/29	$ 208,368
115,000(c)	Huntington Bancshares, Inc., 5.272% (SOFR + 128 bps), 1/15/31	118,387
200,000(c)(g)	ING Groep NV, 7.00% (5 Year USD SOFR Swap Rate + 359 bps)	207,443
385,000(c)(g)	ING Groep NV, 4.25% (5 Year CMT Index + 286 bps)	343,888
380,000	Intesa Sanpaolo S.p.A., 7.80%, 11/28/53 (144A)	470,319
275,000(c)	JPMorgan Chase & Co., 2.545% (SOFR + 118 bps), 11/8/32	247,196
90,000(c)	JPMorgan Chase & Co., 4.586% (SOFR + 180 bps), 4/26/33	90,354
300,000(c)	JPMorgan Chase & Co., 5.04% (SOFR + 119 bps), 1/23/28	303,132
215,000(c)	JPMorgan Chase & Co., 5.766% (SOFR + 149 bps), 4/22/35	229,294
135,000(c)	KeyCorp, 5.121% (SOFR + 123 bps), 4/4/31	138,324
300,000(c)	Macquarie Group, Ltd., 2.691% (SOFR + 144 bps), 6/23/32 (144A)	271,763
200,000(c)	Mitsubishi UFJ Financial Group, Inc., 2.494% (1 Year CMT Index + 97 bps), 10/13/32	178,830
515,000(c)	Mizuho Financial Group, Inc., 5.422% (1 Year CMT Index + 98 bps), 5/13/36	534,263
175,000(c)	Morgan Stanley, 5.173% (SOFR + 145 bps), 1/16/30	179,712
70,000(c)	Morgan Stanley, 5.652% (SOFR + 101 bps), 4/13/28	71,448
180,000(c)	Morgan Stanley, 5.942% (5 Year CMT Index + 180 bps), 2/7/39	188,931
65,000(c)	Morgan Stanley, 5.948% (5 Year CMT Index + 243 bps), 1/19/38	68,144
210,000(c)	NatWest Group Plc, 6.475% (5 Year CMT Index + 220 bps), 6/1/34	220,236
585,000(c)(g)	Nordea Bank Abp, 3.75% (5 Year CMT Index + 260 bps) (144A)	547,723
65,000(c)	PNC Financial Services Group, Inc., 5.30% (SOFR + 134 bps), 1/21/28	65,862
195,000(c)	Santander Holdings USA, Inc., 2.49% (SOFR + 125 bps), 1/6/28	190,410
65,000(c)	Santander Holdings USA, Inc., 6.124% (SOFR + 123 bps), 5/31/27	65,553
410,000(c)	Societe Generale S.A., 6.10% (1 Year CMT Index + 160 bps), 4/13/33 (144A)	432,285
215,000(c)	Standard Chartered Plc, 5.005% (1 Year CMT Index + 115 bps), 10/15/30 (144A)	218,986
Victory Pioneer Balanced Fund | 10/31/2516

Schedule of Investments  |  10/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Banks — (continued)
80,000(c)	State Street Corp., 4.784% (SOFR + 122 bps), 10/23/36	$ 79,675
60,000(c)	Truist Financial Corp., 5.435% (SOFR + 162 bps), 1/24/30	62,006
200,000(c)	Truist Financial Corp., 7.161% (SOFR + 245 bps), 10/30/29	216,172
385,000(c)	UBS Group AG, 2.746% (1 Year CMT Index + 110 bps), 2/11/33 (144A)	344,408
2,500,000(c)(g)	UBS Group AG, 4.875% (5 Year CMT Index + 340 bps) (144A)	2,454,392
230,000(c)	UniCredit S.p.A., 5.459% (5 Year CMT Index + 475 bps), 6/30/35 (144A)	232,713
200,000(c)	UniCredit S.p.A., 7.296% (5 Year USD Swap Rate + 491 bps), 4/2/34 (144A)	214,596
530,000(c)	US Bancorp, 2.491% (5 Year CMT Index + 95 bps), 11/3/36	457,993
80,000(c)	US Bancorp, 5.384% (SOFR + 156 bps), 1/23/30	82,671
100,000(c)	Wells Fargo & Co., 5.244% (SOFR + 111 bps), 1/24/31	103,498
	Total Banks	$15,912,232

	Biotechnology — 0.0%†
165,000	Amgen, Inc., 5.25%, 3/2/33	$ 170,853
	Total Biotechnology	$170,853

	Building Materials — 0.1%
200,000	CRH SMW Finance DAC, 5.125%, 1/9/30	$ 205,807
145,000	Martin Marietta Materials, Inc., 5.15%, 12/1/34	148,317
130,000	Martin Marietta Materials, Inc., 5.50%, 12/1/54	130,098
	Total Building Materials	$484,222

	Chemicals — 0.1%
245,000	Celanese US Holdings LLC, 7.20%, 11/15/33	$ 251,209
214,000	Methanex US Operations, Inc., 6.25%, 3/15/32 (144A)	217,697
	Total Chemicals	$468,906

	Commercial Services — 0.2%
25,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.375%, 6/15/32 (144A)	$ 25,610
305,000	Element Fleet Management Corp., 5.037%, 3/25/30 (144A)	311,530
55,000	Element Fleet Management Corp., 5.643%, 3/13/27 (144A)	56,009
235,000	Element Fleet Management Corp., 6.319%, 12/4/28 (144A)	248,394
17Victory Pioneer Balanced Fund | 10/31/25

Principal Amount USD ($)		Value
	Commercial Services — (continued)
45,000	Herc Holdings, Inc., 7.00%, 6/15/30 (144A)	$ 47,101
65,000	Herc Holdings, Inc., 7.25%, 6/15/33 (144A)	68,530
200,000	Transurban Finance Co. Pty, Ltd., 4.924%, 3/24/36 (144A)	199,517
85,000	Verisk Analytics, Inc., 5.25%, 3/15/35	86,660
	Total Commercial Services	$1,043,351

	Cosmetics/Personal Care — 0.1%
200,000	L'Oreal S.A., 5.00%, 5/20/35 (144A)	$ 205,704
330,000(h)	Procter & Gamble Co., 4.10%, 11/3/32	326,570
	Total Cosmetics/Personal Care	$532,274

	Distribution/Wholesale — 0.0%†
30,000	Velocity Vehicle Group LLC, 8.00%, 6/1/29 (144A)	$ 29,497
	Total Distribution/Wholesale	$29,497

	Diversified Financial Services — 1.0%
850,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.30%, 1/30/32	$ 784,424
120,000(c)	Ally Financial, Inc., 6.184% (SOFR + 229 bps), 7/26/35	124,224
170,000(c)	Ally Financial, Inc., 6.646% (5 Year CMT Index + 245 bps), 1/17/40	170,394
30,000	Avolon Holdings Funding, Ltd., 5.75%, 11/15/29 (144A)	31,105
570,000	Avolon Holdings Funding, Ltd., 6.375%, 5/4/28 (144A)	593,812
290,000(c)	Capital One Financial Corp., 2.359% (SOFR + 134 bps), 7/29/32	251,718
95,000(c)	Capital One Financial Corp., 6.183% (SOFR + 204 bps), 1/30/36	99,005
330,000	Citadel Securities Global Holdings LLC, 6.20%, 6/18/35 (144A)	346,224
30,000	Freedom Mortgage Holdings LLC, 8.375%, 4/1/32 (144A)	31,278
185,000	Freedom Mortgage Holdings LLC, 9.125%, 5/15/31 (144A)	196,660
185,000	Freedom Mortgage Holdings LLC, 9.25%, 2/1/29 (144A)	194,250
120,000	LPL Holdings, Inc., 5.70%, 5/20/27	122,267
445,000	Nomura Holdings, Inc., 2.999%, 1/22/32	403,315
305,000	OneMain Finance Corp., 4.00%, 9/15/30	283,647
10,000	OneMain Finance Corp., 6.125%, 5/15/30	10,118
205,000	Raymond James Financial, Inc., 4.90%, 9/11/35	202,781
60,000	Rocket Cos., Inc., 6.125%, 8/1/30 (144A)	61,890
60,000	Rocket Cos., Inc., 6.375%, 8/1/33 (144A)	62,504
Victory Pioneer Balanced Fund | 10/31/2518

Schedule of Investments  |  10/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Diversified Financial Services — (continued)
140,000	Rocket Cos., Inc., 6.50%, 8/1/29 (144A)	$ 145,213
110,000(c)	Synchrony Financial, 5.935% (SOFR + 213 bps), 8/2/30	113,792
63,000	United Wholesale Mortgage LLC, 5.50%, 4/15/29 (144A)	62,045
	Total Diversified Financial Services	$4,290,666

	Electric — 0.8%
115,000	AEP Texas, Inc., 5.45%, 5/15/29	$ 119,351
195,000(c)	Algonquin Power & Utilities Corp., 4.75% (5 Year CMT Index + 325 bps), 1/18/82	191,328
50,000(d)	Algonquin Power & Utilities Corp., 5.365%, 6/15/26	50,238
125,000	American Electric Power Co., Inc., 4.30%, 12/1/28	125,627
220,000	Consolidated Edison Co. of New York, Inc., 4.625%, 12/1/54	190,140
250,000	Duke Energy Carolinas LLC, 3.95%, 3/15/48	201,081
305,000	Enel Finance International NV, 5.00%, 9/30/35 (144A)	301,828
350,000	Entergy Louisiana LLC, 5.35%, 3/15/34	363,247
60,000	Entergy Texas, Inc., 5.25%, 4/15/35	61,808
170,000	ITC Holdings Corp., 5.65%, 5/9/34 (144A)	177,623
182,710	Johnsonville Aeroderivative Combustion Turbine Generation LLC, 5.078%, 10/1/54	177,549
80,000	Public Service Enterprise Group, Inc., 5.40%, 3/15/35	82,490
205,000	Puget Energy, Inc., 2.379%, 6/15/28	195,306
133,000	Puget Energy, Inc., 4.10%, 6/15/30	130,235
120,000	Puget Energy, Inc., 4.224%, 3/15/32	115,177
60,000(c)	Sempra, 6.375% (5 Year CMT Index + 263 bps), 4/1/56	61,651
310,000(c)	Sempra, 6.55% (5 Year CMT Index + 214 bps), 4/1/55	317,482
85,000	Southern California Edison Co., 5.45%, 6/1/31	87,632
110,000	Talen Energy Supply LLC, 6.25%, 2/1/34 (144A)	112,799
110,000	Talen Energy Supply LLC, 6.50%, 2/1/36 (144A)	113,927
50,000	Trans-Allegheny Interstate Line Co., 5.00%, 1/15/31 (144A)	51,339
200,000	Virginia Electric and Power Co., 4.45%, 2/15/44	176,046
	Total Electric	$3,403,904

	Energy-Alternate Sources — 0.0%†
34,748	Alta Wind Holdings LLC, 7.00%, 6/30/35 (144A)	$ 33,269
	Total Energy-Alternate Sources	$33,269

19Victory Pioneer Balanced Fund | 10/31/25

Principal Amount USD ($)		Value
	Engineering & Construction — 0.1%
220,000	AECOM, 6.00%, 8/1/33 (144A)	$ 225,777
	Total Engineering & Construction	$225,777

	Environmental Control — 0.0%†
150,000	Waste Connections, Inc., 5.25%, 9/1/35	$ 154,848
	Total Environmental Control	$154,848

	Food — 0.1%
65,000(h)	Albertsons Cos. Inc/Safeway, Inc./New Albertsons LP/Albertsons LLC, 5.50%, 3/31/31 (144A)	$ 65,514
170,000(h)	Albertsons Cos. Inc/Safeway, Inc./New Albertsons LP/Albertsons LLC, 5.75%, 3/31/34 (144A)	170,749
215,000	Smithfield Foods, Inc., 2.625%, 9/13/31 (144A)	189,555
155,000	Smithfield Foods, Inc., 3.00%, 10/15/30 (144A)	141,867
4,000	Smithfield Foods, Inc., 5.20%, 4/1/29 (144A)	4,055
	Total Food	$571,740

	Gas — 0.2%
325,000	Boston Gas Co., 3.15%, 8/1/27 (144A)	$ 319,942
375,000	KeySpan Gas East Corp., 5.994%, 3/6/33 (144A)	396,938
	Total Gas	$716,880

	Healthcare-Products — 0.1%
259,000(c)	Dentsply Sirona, Inc., 8.375% (5 Year CMT Index + 438 bps), 9/12/55	$ 266,699
110,000	GE HealthCare Technologies, Inc., 5.50%, 6/15/35	114,000
244,000	Smith & Nephew Plc, 2.032%, 10/14/30	218,544
	Total Healthcare-Products	$599,243

	Healthcare-Services — 0.1%
115,000	Elevance Health, Inc., 5.00%, 1/15/36	$ 114,532
100,000	Elevance Health, Inc., 5.15%, 6/15/29	103,066
70,000	Elevance Health, Inc., 5.375%, 6/15/34	72,234
180,000	HCA, Inc., 5.50%, 3/1/32	187,853
80,000	Health Care Service Corp. A Mutual Legal Reserve Co., 5.20%, 6/15/29 (144A)	82,122
75,000	Humana, Inc., 5.375%, 4/15/31	77,464
	Total Healthcare-Services	$637,271

	Insurance — 1.0%
200,000(c)(g)	Allianz SE, 6.55% (5 Year CMT Index + 232 bps) (144A)	$ 207,101
185,000	Brown & Brown, Inc., 4.20%, 3/17/32	178,795
75,000	CNO Financial Group, Inc., 6.45%, 6/15/34	79,589
435,000	CNO Global Funding, 2.65%, 1/6/29 (144A)	412,331
Victory Pioneer Balanced Fund | 10/31/2520

Schedule of Investments  |  10/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Insurance — (continued)
30,000	CNO Global Funding, 4.875%, 12/10/27 (144A)	$ 30,367
250,000(c)	Farmers Exchange Capital III, 5.454% (3 Month Term SOFR + 372 bps), 10/15/54 (144A)	233,508
385,000(c)	Farmers Insurance Exchange, 4.747% (3 Month USD LIBOR + 323 bps), 11/1/57 (144A)	327,669
150,000(c)	Farmers Insurance Exchange, 7.00% (10 Year US Treasury Yield Curve Rate T Note Constant Maturity + 386 bps), 10/15/64 (144A)	155,511
508,000	Liberty Mutual Insurance Co., 7.697%, 10/15/97 (144A)	585,118
495,000(c)	Meiji Yasuda Life Insurance Co., 6.10% (5 Year CMT Index + 291 bps), 6/11/55 (144A)	518,828
155,000	Mutual of Omaha Cos. Global Funding, 5.00%, 4/1/30 (144A)	158,123
270,000(c)	Nippon Life Insurance Co., 2.75% (5 Year CMT Index + 265 bps), 1/21/51 (144A)	244,271
200,000(c)	Nippon Life Insurance Co., 2.90% (5 Year CMT Index + 260 bps), 9/16/51 (144A)	179,557
79,000	Primerica, Inc., 2.80%, 11/19/31	71,402
305,000	Prudential Financial, Inc., 3.00%, 3/10/40	238,601
163,000	Prudential Financial, Inc., 3.878%, 3/27/28	162,945
420,000(c)	Sumitomo Life Insurance Co., 5.875% (5 Year CMT Index + 265 bps), 9/10/55 (144A)	429,003
20,000	Teachers Insurance & Annuity Association of America, 6.85%, 12/16/39 (144A)	22,979
40,000	Willis North America, Inc., 2.95%, 9/15/29	37,979
	Total Insurance	$4,273,677

	Internet — 0.0%†
115,000	Alphabet, Inc., 5.30%, 5/15/65	$ 112,998
30,000	Uber Technologies, Inc., 4.80%, 9/15/35	29,773
	Total Internet	$142,771

	Iron & Steel — 0.1%
100,000	Cleveland-Cliffs, Inc., 7.00%, 3/15/32 (144A)	$ 102,249
140,000	Cleveland-Cliffs, Inc., 7.625%, 1/15/34 (144A)	145,553
	Total Iron & Steel	$247,802

	Lodging — 0.1%
150,000	Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., 6.625%, 1/15/32 (144A)	$ 152,217
405,000	Marriott International, Inc., 4.90%, 4/15/29	413,478
	Total Lodging	$565,695

21Victory Pioneer Balanced Fund | 10/31/25

Principal Amount USD ($)		Value
	Machinery-Construction & Mining — 0.0%†
200,000	Komatsu Finance America, Inc., 4.196%, 9/18/30 (144A)	$ 199,315
	Total Machinery-Construction & Mining	$199,315

	Machinery-Diversified — 0.2%
500,000	CNH Industrial Capital LLC, 1.875%, 1/15/26	$ 497,390
125,000	Regal Rexnord Corp., 6.30%, 2/15/30	132,304
210,000	Westinghouse Air Brake Technologies Corp., 5.50%, 5/29/35	218,041
	Total Machinery-Diversified	$847,735

	Mining — 0.2%
290,000	AngloGold Ashanti Holdings Plc, 3.75%, 10/1/30	$ 277,635
250,000	Corp. Nacional del Cobre de Chile, 5.625%, 10/18/43 (144A)	241,828
270,000	First Quantum Minerals, Ltd., 8.625%, 6/1/31 (144A)	282,770
155,000	Novelis Corp., 6.375%, 8/15/33 (144A)	157,042
	Total Mining	$959,275

	Multi-National — 0.2%
400,000(c)(g)	African Development Bank, 5.875% (5 Year CMT Index + 165 bps)	$ 399,347
370,000	Banque Ouest Africaine de Developpement, 4.70%, 10/22/31 (144A)	345,433
	Total Multi-National	$744,780

	Oil & Gas — 0.3%
190,000	Aker BP ASA, 5.25%, 10/30/35 (144A)	$ 186,837
260,000	Chevron USA, Inc., 4.85%, 10/15/35	263,178
215,000	Hilcorp Energy I LP/Hilcorp Finance Co., 6.875%, 5/15/34 (144A)	204,249
90,000	Hilcorp Energy I LP/Hilcorp Finance Co., 7.25%, 2/15/35 (144A)	86,695
400,000	Phillips 66 Co., 3.75%, 3/1/28	396,239
95,000	Valero Energy Corp., 5.15%, 2/15/30	97,706
162,000	Valero Energy Corp., 6.625%, 6/15/37	179,144
	Total Oil & Gas	$1,414,048

	Pharmaceuticals — 0.2%
117,000	AbbVie, Inc., 4.05%, 11/21/39	$ 104,883
40,000	CVS Health Corp., 5.25%, 1/30/31	41,255
250,000	CVS Health Corp., 5.25%, 2/21/33	256,448
Victory Pioneer Balanced Fund | 10/31/2522

Schedule of Investments  |  10/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Pharmaceuticals — (continued)
75,000	Eli Lilly & Co., 5.55%, 10/15/55	$ 76,816
170,000	Zoetis, Inc., 5.00%, 8/17/35	171,749
	Total Pharmaceuticals	$651,151

	Pipelines — 0.5%
125,000	Columbia Pipelines Holding Co. LLC, 5.097%, 10/1/31 (144A)	$ 127,221
100,000	DT Midstream, Inc., 5.80%, 12/15/34 (144A)	103,302
205,000	Enbridge, Inc., 5.55%, 6/20/35	211,888
120,000(c)	Enbridge, Inc., 7.20% (5 Year CMT Index + 297 bps), 6/27/54	128,163
120,000(c)	Enbridge, Inc., 7.375% (5 Year CMT Index + 312 bps), 3/15/55	127,512
165,000(c)	Enbridge, Inc., 8.50% (5 Year CMT Index + 443 bps), 1/15/84	189,706
45,000	Hess Midstream Operations LP, 5.875%, 3/1/28 (144A)	45,926
245,000	MPLX LP, 5.50%, 6/1/34	249,698
180,000	NGPL PipeCo LLC, 3.25%, 7/15/31 (144A)	163,944
65,000	Venture Global LNG, Inc., 8.375%, 6/1/31 (144A)	66,731
45,000	Venture Global LNG, Inc., 9.50%, 2/1/29 (144A)	48,432
90,000	Venture Global Plaquemines LNG LLC, 6.50%, 1/15/34 (144A)	94,271
205,000	Williams Cos., Inc., 5.75%, 6/24/44	207,050
242,000	Williams Cos., Inc., 7.75%, 6/15/31	279,164
	Total Pipelines	$2,043,008

	REITS — 0.3%
60,000	Americold Realty Operating Partnership LP, 5.60%, 5/15/32	$ 60,683
45,000	COPT Defense Properties LP, 4.50%, 10/15/30	44,739
75,000	ERP Operating LP, 4.95%, 6/15/32	76,854
110,000	Extra Space Storage LP, 4.95%, 1/15/33	110,603
19,000	Highwoods Realty LP, 2.60%, 2/1/31	16,865
18,000	Highwoods Realty LP, 3.05%, 2/15/30	16,700
105,000	Invitation Homes Operating Partnership LP, 4.95%, 1/15/33	105,481
490,000	Simon Property Group LP, 5.50%, 3/8/33	516,633
50,000	Starwood Property Trust, Inc., 5.75%, 1/15/31 (144A)	50,705
120,000	Ventas Realty LP, 5.10%, 7/15/32	123,023
	Total REITS	$1,122,286

	Retail — 0.4%
50,000	AutoNation, Inc., 1.95%, 8/1/28	$ 46,866
23Victory Pioneer Balanced Fund | 10/31/25

Principal Amount USD ($)		Value
	Retail — (continued)
50,000	AutoNation, Inc., 2.40%, 8/1/31	$ 43,695
140,000	AutoNation, Inc., 3.85%, 3/1/32	130,677
250,000	AutoNation, Inc., 4.75%, 6/1/30	250,795
10,000	AutoNation, Inc., 5.89%, 3/15/35	10,325
565,000	Best Buy Co., Inc., 1.95%, 10/1/30	502,649
330,000	Darden Restaurants, Inc., 6.30%, 10/10/33	357,957
335,000	Dollar Tree, Inc., 2.65%, 12/1/31	299,210
280,000	Lowe's Cos., Inc., 3.75%, 4/1/32	267,193
	Total Retail	$1,909,367

	Savings & Loans — 0.1%
355,000	Nationwide Building Society, 5.127%, 7/29/29 (144A)	$ 365,688
	Total Savings & Loans	$365,688

	Semiconductors — 0.5%
391,000	Broadcom, Inc., 3.187%, 11/15/36 (144A)	$ 333,697
125,000	Broadcom, Inc., 4.15%, 4/15/32 (144A)	122,383
60,000	Broadcom, Inc., 4.30%, 11/15/32	59,361
150,000	Broadcom, Inc., 4.60%, 7/15/30	152,215
210,000	Broadcom, Inc., 5.05%, 7/12/29	216,240
206,000	Foundry JV Holdco LLC, 5.90%, 1/25/30 (144A)	216,500
195,000	Microchip Technology, Inc., 5.05%, 2/15/30	198,921
260,000	Micron Technology, Inc., 5.80%, 1/15/35	274,528
292,000	SK Hynix, Inc., 5.50%, 1/16/29 (144A)	302,302
269,000	Skyworks Solutions, Inc., 3.00%, 6/1/31	243,961
	Total Semiconductors	$2,120,108

	Software — 0.2%
70,000	Autodesk, Inc., 5.30%, 6/15/35	$ 71,826
225,000	CoreWeave, Inc., 9.00%, 2/1/31 (144A)	225,658
70,000	MSCI, Inc., 5.25%, 9/1/35	70,253
125,000	Roper Technologies, Inc., 4.75%, 2/15/32	126,050
205,000	Roper Technologies, Inc., 4.90%, 10/15/34	204,584
	Total Software	$698,371

	Telecommunications — 0.1%
350,000	T-Mobile USA, Inc., 2.55%, 2/15/31	$ 318,326
	Total Telecommunications	$318,326

	Transportation — 0.0%†
125,000	Danaos Corp., 6.875%, 10/15/32 (144A)	$ 122,921
	Total Transportation	$122,921

Victory Pioneer Balanced Fund | 10/31/2524

Schedule of Investments  |  10/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Trucking & Leasing — 0.1%
98,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 4.40%, 7/1/27 (144A)	$ 98,215
255,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 5.55%, 5/1/28 (144A)	262,460
35,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 6.05%, 8/1/28 (144A)	36,517
	Total Trucking & Leasing	$397,192

	Total Corporate Bonds (Cost $53,067,726)	$53,308,194

	Municipal Bonds — 0.0% of Net Assets
	Massachusetts — 0.0%†
100,000	Massachusetts Development Finance Agency, Phillips Academy, Series B, 4.844%, 9/1/43	$ 96,289
	Total Massachusetts	$96,289

	Missouri — 0.0%†
100,000	Health & Educational Facilities Authority of the State of Missouri, Washington University, Series A, 3.685%, 2/15/47	$ 81,543
	Total Missouri	$81,543

	Total Municipal Bonds (Cost $200,000)	$177,832

	Insurance-Linked Securities — 0.7% of Net Assets#
	Event Linked Bonds — 0.7%
	Multiperil – U.S. — 0.4%
250,000(a)	Bonanza Re, 7.60%, (MSMMUSTF + 375 bps), 12/19/27 (144A)	$ 253,800
250,000(a)	Four Lakes Re, 9.601%, (3 Month U.S. Treasury Bill + 580 bps), 1/7/27 (144A)	256,475
250,000(a)	High Point Re, 9.50%, (BRMMUSDF + 564 bps), 1/6/27 (144A)	256,250
250,000(a)	Mystic Re, 15.878%, (GSMMUSTI + 1,200 bps), 1/8/27 (144A)	265,750
250,000(a)	Residential Re, 9.181%, (3 Month U.S. Treasury Bill + 538 bps), 12/6/28 (144A)	260,850
250,000(a)	Residential Re, 9.771%, (3 Month U.S. Treasury Bill + 597 bps), 12/6/27 (144A)	265,550
250,000(a)	Sanders Re, 9.42%, (BRMMUSDF + 556 bps), 4/7/28 (144A)	264,350
		$1,823,025

25Victory Pioneer Balanced Fund | 10/31/25

Principal Amount USD ($)		Value
	Multiperil – U.S. & Canada — 0.1%
250,000(a)	Galileo Re, 10.878%, (GSMMUSTI + 700 bps), 1/7/28 (144A)	$ 262,300
	Windstorm – Florida — 0.1%
250,000(a)	Integrity Re, 17.172%, (FHMMUSTF + 1,332 bps), 6/6/26 (144A)	$ 266,250
	Windstorm – North Carolina — 0.1%
250,000(a)	Blue Ridge Re, 9.10%, (FHMMUSTF + 525 bps), 1/8/27 (144A)	$ 258,650
	Windstorm – U.S. — 0.0%†
250,000(a)	Cape Lookout Re, 11.052%, (FHMMUSTF + 720 bps), 4/28/26 (144A)	$ 257,575
	Total Event Linked Bonds	$2,867,800

	Total Insurance-Linked Securities (Cost $2,773,688)	$2,867,800

	Foreign Government Bonds — 0.3% of Net Assets
	Kuwait — 0.1%
280,000	Kuwait International Government Bond, 4.652%, 10/9/35 (144A)	$ 281,225
	Total Kuwait	$281,225

	Mexico — 0.1%
205,000	Mexico Government International Bond, 6.875%, 5/13/37	$ 222,066
	Total Mexico	$222,066

	Peru — 0.1%
355,000	Peruvian Government International Bond, 5.500%, 3/30/36	$ 363,502
	Total Peru	$363,502

	Philippines — 0.0%†
200,000	Philippine Government International Bond, 5.000%, 1/13/37	$ 203,454
	Total Philippines	$203,454

	Total Foreign Government Bonds (Cost $1,098,164)	$1,070,247

	U.S. Government and Agency Obligations — 9.5% of Net Assets
100,000	Fannie Mae or Freddie Mac, 4.000%, 12/15/55 (TBA)	$ 94,836
1,033,697	Federal Home Loan Mortgage Corp., 1.500%, 3/1/42	875,604
Victory Pioneer Balanced Fund | 10/31/2526

Schedule of Investments  |  10/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
604,017	Federal Home Loan Mortgage Corp., 2.500%, 5/1/51	$ 518,453
100,385	Federal Home Loan Mortgage Corp., 2.500%, 4/1/52	85,267
75,613	Federal Home Loan Mortgage Corp., 3.000%, 12/1/46	69,142
6,386	Federal Home Loan Mortgage Corp., 3.000%, 11/1/47	5,866
39,900	Federal Home Loan Mortgage Corp., 3.000%, 8/1/50	36,307
77,851	Federal Home Loan Mortgage Corp., 3.000%, 11/1/51	70,562
48,780	Federal Home Loan Mortgage Corp., 3.000%, 8/1/52	44,121
89,171	Federal Home Loan Mortgage Corp., 3.000%, 9/1/52	80,700
67,981	Federal Home Loan Mortgage Corp., 3.500%, 12/1/46	64,407
71,507	Federal Home Loan Mortgage Corp., 3.500%, 3/1/48	67,421
59,892	Federal Home Loan Mortgage Corp., 3.500%, 4/1/52	55,624
210,914	Federal Home Loan Mortgage Corp., 3.500%, 4/1/52	196,842
362,615	Federal Home Loan Mortgage Corp., 4.000%, 10/1/42	355,004
9,897	Federal Home Loan Mortgage Corp., 4.000%, 4/1/47	9,560
10,613	Federal Home Loan Mortgage Corp., 4.500%, 3/1/47	10,701
6,756	Federal Home Loan Mortgage Corp., 5.000%, 5/1/40	6,940
15,451	Federal Home Loan Mortgage Corp., 5.000%, 3/1/44	15,871
296,909	Federal Home Loan Mortgage Corp., 5.000%, 12/1/54	296,931
5,067	Federal Home Loan Mortgage Corp., 5.500%, 1/1/39	5,195
139,906	Federal Home Loan Mortgage Corp., 5.500%, 7/1/49	143,755
100,228	Federal Home Loan Mortgage Corp., 5.500%, 11/1/52	101,841
156,804	Federal Home Loan Mortgage Corp., 5.500%, 2/1/53	159,278
68,376	Federal Home Loan Mortgage Corp., 5.500%, 7/1/53	69,902
87,569	Federal Home Loan Mortgage Corp., 5.500%, 10/1/54	89,949
94,211	Federal Home Loan Mortgage Corp., 5.500%, 12/1/54	95,948
96,011	Federal Home Loan Mortgage Corp., 5.500%, 12/1/54	97,988
2,391	Federal Home Loan Mortgage Corp., 6.000%, 1/1/38	2,524
5,502	Federal Home Loan Mortgage Corp., 6.000%, 10/1/38	5,806
88,260	Federal Home Loan Mortgage Corp., 6.000%, 4/1/53	91,416
164,994	Federal Home Loan Mortgage Corp., 6.000%, 2/1/54	168,862
97,245	Federal Home Loan Mortgage Corp., 6.000%, 2/1/54	101,524
92,231	Federal Home Loan Mortgage Corp., 6.000%, 8/1/54	96,056
611,294	Federal Home Loan Mortgage Corp., 6.000%, 8/1/54	626,183
166,356	Federal Home Loan Mortgage Corp., 6.000%, 8/1/54	171,398
174,677	Federal Home Loan Mortgage Corp., 6.000%, 8/1/54	179,946
76,572	Federal Home Loan Mortgage Corp., 6.000%, 9/1/54	78,823
77,812	Federal Home Loan Mortgage Corp., 6.000%, 9/1/54	80,171
6,970	Federal Home Loan Mortgage Corp., 6.000%, 9/1/54	7,165
9,663	Federal Home Loan Mortgage Corp., 6.000%, 9/1/54	9,969
90,051	Federal Home Loan Mortgage Corp., 6.000%, 12/1/54	93,099
99,406	Federal Home Loan Mortgage Corp., 6.000%, 4/1/55	102,928
27Victory Pioneer Balanced Fund | 10/31/25

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
99,511	Federal Home Loan Mortgage Corp., 6.000%, 9/1/55	$ 103,881
99,831	Federal Home Loan Mortgage Corp., 6.000%, 9/1/55	104,162
2,817	Federal Home Loan Mortgage Corp., 6.500%, 10/1/33	2,917
19,338	Federal Home Loan Mortgage Corp., 6.500%, 1/1/53	20,414
129,933	Federal Home Loan Mortgage Corp., 6.500%, 2/1/53	137,955
78,465	Federal Home Loan Mortgage Corp., 6.500%, 8/1/53	82,910
225,193	Federal Home Loan Mortgage Corp., 6.500%, 8/1/53	237,224
88,675	Federal Home Loan Mortgage Corp., 6.500%, 5/1/54	93,980
79,713	Federal Home Loan Mortgage Corp., 6.500%, 7/1/54	83,332
84,411	Federal Home Loan Mortgage Corp., 6.500%, 7/1/54	88,338
106,974	Federal Home Loan Mortgage Corp., 6.500%, 7/1/54	111,652
111,008	Federal Home Loan Mortgage Corp., 6.500%, 7/1/54	115,918
67,452	Federal Home Loan Mortgage Corp., 6.500%, 7/1/54	70,468
36,716	Federal Home Loan Mortgage Corp., 6.500%, 7/1/54	38,407
58,540	Federal Home Loan Mortgage Corp., 6.500%, 8/1/54	61,692
86,873	Federal Home Loan Mortgage Corp., 6.500%, 8/1/54	90,652
89,614	Federal Home Loan Mortgage Corp., 6.500%, 8/1/54	93,643
8,882	Federal Home Loan Mortgage Corp., 6.500%, 8/1/54	9,400
77,232	Federal Home Loan Mortgage Corp., 6.500%, 9/1/54	80,120
25,572	Federal Home Loan Mortgage Corp., 6.500%, 9/1/54	26,703
30,312	Federal Home Loan Mortgage Corp., 6.500%, 9/1/54	31,559
40,472	Federal Home Loan Mortgage Corp., 6.500%, 9/1/54	42,211
9,899	Federal Home Loan Mortgage Corp., 6.500%, 9/1/54	10,257
80,823	Federal Home Loan Mortgage Corp., 6.500%, 1/1/55	85,330
84,851	Federal Home Loan Mortgage Corp., 6.500%, 1/1/55	89,878
90,059	Federal Home Loan Mortgage Corp., 6.500%, 2/1/55	94,025
99,343	Federal Home Loan Mortgage Corp., 6.500%, 2/1/55	104,075
99,352	Federal Home Loan Mortgage Corp., 6.500%, 3/1/55	103,080
97,665	Federal Home Loan Mortgage Corp., 6.500%, 4/1/55	102,502
99,924	Federal Home Loan Mortgage Corp., 6.500%, 9/1/55	104,873
29,585	Federal Home Loan Mortgage Corp., 7.000%, 8/1/54	31,080
219,992	Federal Home Loan Mortgage Corp., 7.000%, 8/1/54	231,078
9,743	Federal Home Loan Mortgage Corp., 7.000%, 8/1/54	10,264
9,908	Federal Home Loan Mortgage Corp., 7.000%, 8/1/54	10,428
16,688	Federal Home Loan Mortgage Corp., 7.000%, 9/1/54	17,577
94,183	Federal Home Loan Mortgage Corp., 7.000%, 1/1/55	99,087
87,297	Federal Home Loan Mortgage Corp., 7.000%, 2/1/55	92,672
83,815	Federal Home Loan Mortgage Corp., 7.000%, 2/1/55	88,769
75,324	Federal Home Loan Mortgage Corp., 7.000%, 2/1/55	79,047
96,642	Federal Home Loan Mortgage Corp., 7.000%, 2/1/55	101,673
94,731	Federal Home Loan Mortgage Corp., 7.000%, 3/1/55	100,585
Victory Pioneer Balanced Fund | 10/31/2528

Schedule of Investments  |  10/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
96,295	Federal Home Loan Mortgage Corp., 7.000%, 8/1/55	$ 100,928
200,000	Federal National Mortgage Association, 1.500%, 11/1/40 (TBA)	179,137
870,932	Federal National Mortgage Association, 1.500%, 3/1/42	738,009
200,000	Federal National Mortgage Association, 2.000%, 11/1/40 (TBA)	184,043
2,976	Federal National Mortgage Association, 2.000%, 11/1/50	2,415
600,000	Federal National Mortgage Association, 2.000%, 11/1/55 (TBA)	486,448
200,000	Federal National Mortgage Association, 2.500%, 11/1/40 (TBA)	188,105
14,075	Federal National Mortgage Association, 2.500%, 3/1/43	12,736
10,390	Federal National Mortgage Association, 2.500%, 4/1/43	9,372
4,395	Federal National Mortgage Association, 2.500%, 8/1/43	3,933
10,754	Federal National Mortgage Association, 2.500%, 4/1/45	9,485
17,509	Federal National Mortgage Association, 2.500%, 4/1/45	15,341
8,970	Federal National Mortgage Association, 2.500%, 8/1/45	7,845
329,061	Federal National Mortgage Association, 2.500%, 8/1/50	286,624
671,704	Federal National Mortgage Association, 2.500%, 5/1/51	585,466
224,479	Federal National Mortgage Association, 2.500%, 5/1/51	195,659
446,818	Federal National Mortgage Association, 2.500%, 11/1/51	388,372
90,359	Federal National Mortgage Association, 2.500%, 12/1/51	78,076
746,020	Federal National Mortgage Association, 2.500%, 1/1/52	643,393
71,554	Federal National Mortgage Association, 2.500%, 2/1/52	62,103
92,691	Federal National Mortgage Association, 2.500%, 3/1/52	78,732
215,696	Federal National Mortgage Association, 2.500%, 4/1/52	186,656
29Victory Pioneer Balanced Fund | 10/31/25

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
18,722	Federal National Mortgage Association, 3.000%, 10/1/30	$ 18,343
2,915	Federal National Mortgage Association, 3.000%, 10/1/46	2,671
2,063	Federal National Mortgage Association, 3.000%, 1/1/47	1,891
7,879	Federal National Mortgage Association, 3.000%, 2/1/47	7,300
64,239	Federal National Mortgage Association, 3.000%, 3/1/47	59,039
33,304	Federal National Mortgage Association, 3.000%, 4/1/47	30,578
161,813	Federal National Mortgage Association, 3.000%, 8/1/50	146,669
257,170	Federal National Mortgage Association, 3.000%, 2/1/51	233,470
235,726	Federal National Mortgage Association, 3.000%, 11/1/51	212,750
344,061	Federal National Mortgage Association, 3.000%, 1/1/52	310,428
147,085	Federal National Mortgage Association, 3.000%, 2/1/52	132,614
471,027	Federal National Mortgage Association, 3.000%, 3/1/52	426,224
81,068	Federal National Mortgage Association, 3.000%, 5/1/52	73,032
1,000,000	Federal National Mortgage Association, 3.000%, 11/1/55 (TBA)	885,937
76,055	Federal National Mortgage Association, 3.000%, 2/1/57	65,723
5,327	Federal National Mortgage Association, 3.500%, 2/1/49	4,990
171,120	Federal National Mortgage Association, 3.500%, 5/1/49	163,273
120,742	Federal National Mortgage Association, 3.500%, 5/1/49	114,708
14,167	Federal National Mortgage Association, 3.500%, 4/1/52	13,138
67,546	Federal National Mortgage Association, 3.500%, 4/1/52	62,690
127,200	Federal National Mortgage Association, 3.500%, 4/1/52	118,702
Victory Pioneer Balanced Fund | 10/31/2530

Schedule of Investments  |  10/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
129,295	Federal National Mortgage Association, 3.500%, 5/1/52	$ 120,085
1,800,000	Federal National Mortgage Association, 3.500%, 11/1/55 (TBA)	1,659,350
54,857	Federal National Mortgage Association, 4.000%, 10/1/40	53,796
249,867	Federal National Mortgage Association, 4.000%, 4/1/44	244,570
115,195	Federal National Mortgage Association, 4.000%, 7/1/51	110,421
27,037	Federal National Mortgage Association, 4.000%, 9/1/51	25,957
184,393	Federal National Mortgage Association, 4.000%, 10/1/52	175,588
77,325	Federal National Mortgage Association, 4.500%, 9/1/43	77,965
156,446	Federal National Mortgage Association, 4.500%, 12/1/43	154,262
48,321	Federal National Mortgage Association, 4.500%, 1/1/44	48,691
800,000	Federal National Mortgage Association, 4.500%, 11/1/55 (TBA)	779,697
27,971	Federal National Mortgage Association, 5.000%, 5/1/31	28,412
1,000,000	Federal National Mortgage Association, 5.000%, 11/1/40 (TBA)	1,009,719
217,706	Federal National Mortgage Association, 5.000%, 8/1/52	219,323
83,455	Federal National Mortgage Association, 5.000%, 4/1/53	84,004
800,000	Federal National Mortgage Association, 5.000%, 11/1/55 (TBA)	795,910
1,623	Federal National Mortgage Association, 5.500%, 3/1/34	1,639
3,318	Federal National Mortgage Association, 5.500%, 12/1/34	3,435
17,119	Federal National Mortgage Association, 5.500%, 10/1/35	17,739
6,845	Federal National Mortgage Association, 5.500%, 12/1/35	7,126
8,290	Federal National Mortgage Association, 5.500%, 12/1/35	8,631
31Victory Pioneer Balanced Fund | 10/31/25

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
4,630	Federal National Mortgage Association, 5.500%, 5/1/37	$ 4,820
52,023	Federal National Mortgage Association, 5.500%, 5/1/38	54,023
1,700,000	Federal National Mortgage Association, 5.500%, 11/1/40 (TBA)	1,736,363
78,704	Federal National Mortgage Association, 5.500%, 4/1/50	81,176
142,567	Federal National Mortgage Association, 5.500%, 4/1/50	146,430
203,828	Federal National Mortgage Association, 5.500%, 7/1/52	207,281
352,880	Federal National Mortgage Association, 5.500%, 9/1/52	358,507
241,848	Federal National Mortgage Association, 5.500%, 12/1/52	245,550
251,055	Federal National Mortgage Association, 5.500%, 1/1/53	255,129
69,935	Federal National Mortgage Association, 5.500%, 4/1/53	71,246
77,658	Federal National Mortgage Association, 5.500%, 4/1/53	79,178
71,884	Federal National Mortgage Association, 5.500%, 7/1/53	73,142
77,881	Federal National Mortgage Association, 5.500%, 7/1/54	78,695
82,757	Federal National Mortgage Association, 5.500%, 10/1/54	84,219
99,037	Federal National Mortgage Association, 5.500%, 12/1/54	100,315
91,655	Federal National Mortgage Association, 5.500%, 1/1/55	92,840
94,999	Federal National Mortgage Association, 5.500%, 1/1/55	96,344
94,571	Federal National Mortgage Association, 5.500%, 3/1/55	96,169
93	Federal National Mortgage Association, 6.000%, 9/1/29	95
449	Federal National Mortgage Association, 6.000%, 8/1/32	463
4,077	Federal National Mortgage Association, 6.000%, 12/1/33	4,166
Victory Pioneer Balanced Fund | 10/31/2532

Schedule of Investments  |  10/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
3,295	Federal National Mortgage Association, 6.000%, 10/1/37	$ 3,475
2,760	Federal National Mortgage Association, 6.000%, 12/1/37	2,911
39,956	Federal National Mortgage Association, 6.000%, 1/1/53	41,599
16,186	Federal National Mortgage Association, 6.000%, 1/1/53	16,767
75,650	Federal National Mortgage Association, 6.000%, 4/1/53	78,047
76,846	Federal National Mortgage Association, 6.000%, 5/1/53	80,285
70,064	Federal National Mortgage Association, 6.000%, 5/1/53	73,354
74,138	Federal National Mortgage Association, 6.000%, 6/1/53	76,804
74,711	Federal National Mortgage Association, 6.000%, 7/1/53	76,764
62,269	Federal National Mortgage Association, 6.000%, 7/1/53	64,133
56,389	Federal National Mortgage Association, 6.000%, 7/1/53	58,447
168,415	Federal National Mortgage Association, 6.000%, 8/1/53	174,828
307,176	Federal National Mortgage Association, 6.000%, 9/1/53	315,009
57,952	Federal National Mortgage Association, 6.000%, 2/1/54	59,329
76,660	Federal National Mortgage Association, 6.000%, 8/1/54	78,926
122,287	Federal National Mortgage Association, 6.000%, 9/1/54	125,994
110,312	Federal National Mortgage Association, 6.000%, 9/1/54	113,555
88,633	Federal National Mortgage Association, 6.000%, 9/1/54	91,306
118,154	Federal National Mortgage Association, 6.000%, 9/1/54	121,736
114,859	Federal National Mortgage Association, 6.000%, 9/1/54	118,235
115,862	Federal National Mortgage Association, 6.000%, 9/1/54	119,215
33Victory Pioneer Balanced Fund | 10/31/25

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
87,737	Federal National Mortgage Association, 6.000%, 10/1/54	$ 90,678
98,694	Federal National Mortgage Association, 6.000%, 12/1/54	102,034
99,834	Federal National Mortgage Association, 6.000%, 8/1/55	102,449
2,060	Federal National Mortgage Association, 6.500%, 4/1/29	2,093
1,562	Federal National Mortgage Association, 6.500%, 7/1/29	1,658
4,244	Federal National Mortgage Association, 6.500%, 5/1/32	4,419
3,974	Federal National Mortgage Association, 6.500%, 9/1/32	4,108
2,355	Federal National Mortgage Association, 6.500%, 10/1/32	2,435
67,270	Federal National Mortgage Association, 6.500%, 3/1/53	71,080
61,136	Federal National Mortgage Association, 6.500%, 8/1/53	64,500
65,022	Federal National Mortgage Association, 6.500%, 8/1/53	68,705
39,252	Federal National Mortgage Association, 6.500%, 8/1/53	40,912
132,189	Federal National Mortgage Association, 6.500%, 9/1/53	139,676
67,523	Federal National Mortgage Association, 6.500%, 9/1/53	71,280
151,528	Federal National Mortgage Association, 6.500%, 8/1/54	158,303
37,007	Federal National Mortgage Association, 6.500%, 8/1/54	38,767
78,286	Federal National Mortgage Association, 6.500%, 9/1/54	82,086
81,073	Federal National Mortgage Association, 6.500%, 9/1/54	84,699
8,222	Federal National Mortgage Association, 6.500%, 9/1/54	8,635
86,801	Federal National Mortgage Association, 6.500%, 9/1/54	91,324
78,125	Federal National Mortgage Association, 6.500%, 9/1/54	81,720
Victory Pioneer Balanced Fund | 10/31/2534

Schedule of Investments  |  10/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
7,109	Federal National Mortgage Association, 7.000%, 1/1/36	$ 7,513
91,301	Federal National Mortgage Association, 7.000%, 2/1/55	97,137
100,000	Ginnie Mae, 3.500%, 12/20/55 (TBA)	91,518
400,000	Government National Mortgage Association, 2.000%, 11/20/55 (TBA)	332,611
200,000	Government National Mortgage Association, 2.000%, 12/20/55 (TBA)	166,321
700,000	Government National Mortgage Association, 2.500%, 11/20/55 (TBA)	605,800
500,000	Government National Mortgage Association, 3.000%, 11/20/55 (TBA)	449,219
200,000	Government National Mortgage Association, 4.000%, 11/15/55 (TBA)	189,127
300,000	Government National Mortgage Association, 4.500%, 11/20/55 (TBA)	292,749
700,000	Government National Mortgage Association, 5.000%, 11/20/55 (TBA)	697,790
700,000	Government National Mortgage Association, 5.500%, 11/20/55 (TBA)	705,773
900,000	Government National Mortgage Association, 6.000%, 11/20/55 (TBA)	915,931
300,000	Government National Mortgage Association, 6.500%, 11/20/55 (TBA)	309,295
300,000	Government National Mortgage Association, 6.500%, 12/20/55 (TBA)	308,885
52,580	Government National Mortgage Association I, 3.500%, 11/15/41	49,537
6,745	Government National Mortgage Association I, 3.500%, 10/15/42	6,329
91,790	Government National Mortgage Association I, 4.000%, 9/15/41	88,547
15,132	Government National Mortgage Association I, 4.000%, 4/15/45	14,654
25,275	Government National Mortgage Association I, 4.000%, 6/15/45	24,470
14,596	Government National Mortgage Association I, 4.500%, 5/15/39	14,673
2,917	Government National Mortgage Association I, 5.500%, 8/15/33	2,989
6,203	Government National Mortgage Association I, 5.500%, 9/15/33	6,256
35Victory Pioneer Balanced Fund | 10/31/25

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
3,681	Government National Mortgage Association I, 6.000%, 10/15/33	$ 3,850
7,033	Government National Mortgage Association I, 6.000%, 9/15/34	7,329
16,837	Government National Mortgage Association I, 6.000%, 9/15/38	17,663
2,974	Government National Mortgage Association I, 6.500%, 5/15/31	3,068
4,035	Government National Mortgage Association I, 6.500%, 6/15/32	4,174
4,959	Government National Mortgage Association I, 6.500%, 12/15/32	5,134
8,756	Government National Mortgage Association I, 6.500%, 5/15/33	9,003
58	Government National Mortgage Association I, 7.000%, 8/15/28	59
1,419	Government National Mortgage Association I, 8.000%, 2/15/30	1,431
180,436	Government National Mortgage Association II, 2.000%, 3/20/52	150,133
267,108	Government National Mortgage Association II, 2.500%, 4/20/52	231,380
177,519	Government National Mortgage Association II, 3.000%, 5/20/52	159,581
173,126	Government National Mortgage Association II, 3.500%, 6/20/44	162,453
94,422	Government National Mortgage Association II, 3.500%, 7/20/47	87,986
88,365	Government National Mortgage Association II, 3.500%, 8/20/52	81,193
22,976	Government National Mortgage Association II, 4.500%, 9/20/44	22,726
10,199	Government National Mortgage Association II, 4.500%, 10/20/44	10,175
19,589	Government National Mortgage Association II, 4.500%, 11/20/44	19,543
49,404	Government National Mortgage Association II, 4.500%, 9/20/48	49,087
101,155	Government National Mortgage Association II, 4.500%, 3/20/49	100,871
29,579	Government National Mortgage Association II, 4.500%, 4/20/49	29,479
Victory Pioneer Balanced Fund | 10/31/2536

Schedule of Investments  |  10/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
97,010	Government National Mortgage Association II, 5.000%, 4/20/38	$ 99,450
6,471	Government National Mortgage Association II, 5.500%, 2/20/34	6,673
72,095	Government National Mortgage Association II, 5.500%, 9/20/52	73,348
5,698	Government National Mortgage Association II, 6.500%, 11/20/28	5,871
429	Government National Mortgage Association II, 7.500%, 9/20/29	438
5,838,200	U.S. Treasury Bonds, 3.125%, 5/15/48	4,549,007
1,199,553	U.S. Treasury Inflation Indexed Notes, 1.875%, 7/15/35	1,209,405
	Total U.S. Government and Agency Obligations (Cost $42,084,879)	$41,523,136

Shares
	SHORT TERM INVESTMENTS — 3.4% of Net Assets
	Open-End Fund — 3.4%
14,774,679(i)	Dreyfus Government Cash Management, Institutional Shares, 4.00%	$ 14,774,679
		$14,774,679

	TOTAL SHORT TERM INVESTMENTS (Cost $14,774,679)	$14,774,679

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 102.3% (Cost $317,772,966)	$446,484,233
37Victory Pioneer Balanced Fund | 10/31/25

Shares		Net Realized Gain (Loss) for the period ended 10/31/25	Change in Unrealized Appreciation (Depreciation) for the period ended 10/31/25	Capital Gain Distributions for the period ended 10/31/25	Dividend Income for the period ended 10/31/25	Value
	Affiliated Issuer — 0.4%
	Closed-End Fund — 0.4% of Net Assets
148,222(j)	Pioneer ILS Interval Fund	$—	$106,720	$—	$—	$ 1,510,382
	Total Investments in Affiliated Issuer — 0.4% (Cost $1,445,570)					$1,510,382

Principal Amount USD ($)
	TBA Sales Commitments — (1.0)% of Net Assets
	U.S. Government and Agency Obligations — (1.0)%
(800,000)	Federal National Mortgage Association, 2.500%, 11/1/55 (TBA)	$ (679,093)
(1,800,000)	Federal National Mortgage Association, 6.000%, 11/1/54 (TBA)	(1,840,603)
(1,300,000)	Federal National Mortgage Association, 6.500%, 11/1/55 (TBA)	(1,346,130)
(300,000)	Federal National Mortgage Association, 7.000%, 11/1/55 (TBA)	(313,957)
	TOTAL TBA SALES COMMITMENTS (Proceeds $4,174,070)	$(4,179,783)

	OTHER ASSETS AND LIABILITIES — (1.7)%	$(7,305,505)
	net assets — 100.0%	$436,509,327

(A.D.R.)	American Depositary Receipts.
(G.D.R.)	Global Depositary Receipts.
(TBA)	“To Be Announced” Securities.
bps	Basis Points.
BRMMUSDF	BlackRock Liquidity Fund Treasury Trust Fund Portfolio Fund Yield.
CMT	Constant Maturity Treasury.
FHMMUSTF	Federated Hermes US Treasury Cash Reserves Fund Yield.
FREMF	Freddie Mac Multifamily Fixed-Rate Mortgage Loans.
GSMMUSTI	Goldman Sachs Financial Square Treasury Solutions Fund Yield.
Victory Pioneer Balanced Fund | 10/31/2538

Schedule of Investments  |  10/31/25
(unaudited) (continued)
LIBOR	London Interbank Offered Rate.
MSMMUSTF	MSILF Treasury Securities Portfolio Fund Yield.
PRIME	U.S. Federal Funds Rate.
REIT	Real Estate Investment Trust.
REMICs	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
SOFR30A	Secured Overnight Financing Rate 30 Day Average.
(144A)	The resale of such security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers. At October 31, 2025, the value of these securities amounted to $54,805,982, or 12.6% of net assets.
(a)	Floating rate note. Coupon rate, reference index and spread shown at October 31, 2025.
(b)	Non-income producing security.
(c)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at October 31, 2025.
(d)	Debt obligation initially issued at one coupon which converts to a higher coupon at a speciﬁc date. The rate shown is the rate at October 31, 2025.
(e)	Security is in default.
(f)	Security represents the interest-only portion payments on a pool of underlying mortgages or mortgage-backed securities.
(g)	Security is perpetual in nature and has no stated maturity date.
(h)	Securities purchased on a when-issued basis. Rates do not take effect until settlement date.
(i)	Rate periodically changes. Rate disclosed is the 7-day yield at October 31, 2025.
(j)	Pioneer ILS Interval Fund is an affiliated closed-end fund managed by Victory Capital Management, Inc. (the “Adviser”).
*	Senior secured ﬂoating rate loan interests in which the Fund invests generally pay interest at rates that are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as SOFR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certiﬁcate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at October 31, 2025.
#	Securities are restricted as to resale.
Restricted Securities	Acquisition date	Cost	Value
Blue Ridge Re	11/14/2023	$250,000	$258,650
Bonanza Re	12/16/2024	250,000	253,800
Cape Lookout Re	10/28/2025	257,063	257,575
Four Lakes Re	12/8/2023	250,000	256,475
Galileo Re	12/4/2023	250,000	262,300
High Point Re	12/1/2023	250,000	256,250
39Victory Pioneer Balanced Fund | 10/31/25

Restricted Securities	Acquisition date	Cost	Value
Integrity Re	10/22/2025	$266,625	$266,250
Mystic Re	12/12/2023	250,000	265,750
Residential Re	11/7/2023	250,000	265,550
Residential Re	11/4/2024	250,000	260,850
Sanders Re	1/16/2024	250,000	264,350
Total Restricted Securities			$2,867,800
% of Net assets			0.7%
FUTURES CONTRACTS
FIXED INCOME INDEX FUTURES CONTRACTS
Number of Contracts Long	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
30	U.S. 2 Year Note (CBT)	12/31/25	$6,257,440	$6,247,266	$(10,174)
116	U.S. 5 Year Note (CBT)	12/31/25	12,687,695	12,668,469	(19,226)
19	U.S. Long Bond (CBT)	12/19/25	2,208,788	2,228,937	20,149
67	U.S. Ultra Bond (CBT)	12/19/25	8,117,260	8,125,844	8,584
			$29,271,183	$29,270,516	$(667)
Number of Contracts Short	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
1	U.S. 10 Year Note (CBT)	12/19/25	$(113,538)	$(112,672)	$866
30	U.S. 10 Year Ultra Bond (CBT)	12/19/25	(3,487,096)	(3,464,531)	22,565
			$(3,600,634)	$(3,577,203)	$23,431
TOTAL FUTURES CONTRACTS			$25,670,549	$25,693,313	$22,764
CBT	Chicago Board of Trade.
Victory Pioneer Balanced Fund | 10/31/2540

Schedule of Investments  |  10/31/25
(unaudited) (continued)
SWAP CONTRACTS
CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS – SELL PROTECTION
Notional Amount ($)(1)	Reference Obligation/Index	Pay/ Receive(2)	Annual Fixed Rate	Expiration Date	Premiums Paid	Unrealized Appreciation	Market Value
1,380,000	Markit CDX North America High Yield Index Series 43	Receive	5.00%	12/20/29	$67,745	$40,998	$108,743
TOTAL CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS – SELL PROTECTION					$67,745	$40,998	$108,743
TOTAL SWAP CONTRACTS					$67,745	$40,998	$108,743

(1)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.
(2)	Receives quarterly.
41Victory Pioneer Balanced Fund | 10/31/25

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of October 31, 2025 in valuing the Fund’s investments:
	Level 1	Level 2	Level 3	Total
Senior Secured Floating Rate Loan Interests	$—	$197,042	$—	$197,042
Common Stocks	300,733,903	—	—	300,733,903
Asset Backed Securities	—	14,736,251	—	14,736,251
Collateralized Mortgage Obligations	—	9,993,315	—	9,993,315
Commercial Mortgage-Backed Securities	—	7,101,834	—	7,101,834
Corporate Bonds	—	53,308,194	—	53,308,194
Municipal Bonds	—	177,832	—	177,832
Insurance-Linked Securities
Event Linked Bonds	—	2,867,800	—	2,867,800
Foreign Government Bonds	—	1,070,247	—	1,070,247
U.S. Government and Agency Obligations	—	41,523,136	—	41,523,136
Open-End Fund	14,774,679	—	—	14,774,679
Affiliated Closed-End Fund	1,510,382	—	—	1,510,382
Total Investments in Securities	$317,018,964	$130,975,651	$—	$447,994,615
Liabilities
TBA Sales Commitments	$—	$(4,179,783)	$—	$(4,179,783)
Total Liabilities	$—	$(4,179,783)	$—	$(4,179,783)
Other Financial Instruments
Net unrealized appreciation on futures contracts	$22,764	$—	$—	$22,764
Centrally cleared swap contracts^	—	40,998	—	40,998
Total Other Financial Instruments	$22,764	$40,998	$—	$63,762
^	Reflects the unrealized appreciation (depreciation) of the instruments.
During the period ended October 31, 2025, there were no transfers in or out of Level 3.
Victory Pioneer Balanced Fund | 10/31/2542